Provisions for pensions and similar obligations (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post Employment Plans [Member]
IfrsStatementLineItems [Line Items]
Experience in Net Assets Adjustments	R$ (950,298)	R$ (791,317)	R$ 2,994,598
Other Similar Obligations [Member]
IfrsStatementLineItems [Line Items]
Experience in Net Assets Adjustments	R$ (399,946)	R$ (521,100)	R$ (34,409)